Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Related Party Transactions

Note 12: Related Party Transactions

At December 31, 2025 and 2024, the Bank had loan commitments outstanding to executive officers, directors, significant stockholders and their affiliates (related parties). In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectability or present other unfavorable features. Such loans are summarized below.

	2025	2024

	(In thousands)
Aggregate balance – January 1	$17,655	$22,223
New loans	5,431	2,196
Repayments	(2,375)	(4,489)
Other	(188)	(2,275)
Aggregate balance – December 31	$20,523	$17,655

Deposits from related parties held by the Bank at December 31, 2025 and 2024, totaled approximately $6.2 million and $6.4 million, respectively.